Segments information (Details) - COP ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 36,718,764	$ 23,641,913
Cost of sales	(21,943,441)	(18,909,589)
Gross profit	14,775,323	4,732,324
Administration expenses	(1,178,900)	(1,371,952)
Operation and projects expenses	(1,161,213)	(1,120,624)
Impairment recovery of non-current assets	3,446	(1,204,279)
Other operating income, net	(300,315)	1,411,374
Operating income	12,138,341	2,446,843
Financial result, net
Financial income	140,609	793,095
Financial expenses	(1,727,902)	(2,090,445)
Foreign exchange (loss) gain, net	103,627	32,991
Financial result, net	(1,483,666)	(1,264,359)
Share of profits of associates and joint ventures	115,236	61,965	$ 76,336
Income before tax	10,769,911	1,244,449
Income tax	(3,641,359)	(908,951)
Net profit (loss) for the period	7,128,552	335,498
Net profit (loss) attributable to:
Group owners of parent	6,546,938	(258,716)
Non-controlling interest	581,614	594,214
Net income	7,128,552	335,498
Supplementary information
Depreciation, depletion and amortization	4,697,645	4,526,524
Impairment of non-current assets	3,446	(1,204,279)
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	36,718,764	23,641,913
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0
Operating segments [member] | Exploration and Production [Member]
Disclosure of operating segments [line items]
Revenue	27,849,173	16,634,009
Cost of sales	(18,215,979)	(16,082,559)
Gross profit	9,633,194	551,450
Administration expenses	753,773	(881,656)
Operation and projects expenses	(581,649)	(552,999)
Impairment recovery of non-current assets	0	(518,173)
Other operating income, net	(311,212)	1,331,660
Operating income	7,986,560	(69,718)
Financial result, net
Financial income	254,512	799,806
Financial expenses	(1,170,565)	(1,375,333)
Foreign exchange (loss) gain, net	(69,419)	53,591
Financial result, net	(985,472)	(521,936)
Share of profits of associates and joint ventures	13,337	(28,308)
Income before tax	7,014,425	(619,962)
Income tax	(2,491,766)	(298,605)
Net profit (loss) for the period	4,522,659	(918,567)
Net profit (loss) attributable to:
Group owners of parent	4,569,564	(847,504)
Non-controlling interest	(46,905)	(71,063)
Net income	4,522,659	(918,567)
Supplementary information
Depreciation, depletion and amortization	3,309,558	3,065,448
Impairment of non-current assets	0	(518,173)
Operating segments [member] | Exploration and Production [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	16,169,774	16,634,009
Operating segments [member] | Exploration and Production [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	11,679,399
Operating segments [member] | Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Revenue	21,145,694	12,394,018
Cost of sales	(19,989,429)	(12,507,567)
Gross profit	1,156,265	(113,549)
Administration expenses	323,607	(419,430)
Operation and projects expenses	(459,873)	(429,976)
Impairment recovery of non-current assets	2,655	(688,914)
Other operating income, net	(7,578)	62,019
Operating income	367,862	(1,589,850)
Financial result, net
Financial income	10,660	68,305
Financial expenses	(560,755)	(604,489)
Foreign exchange (loss) gain, net	(44,356)	(645,442)
Financial result, net	(594,451)	(1,181,626)
Share of profits of associates and joint ventures	101,899	92,641
Income before tax	(124,690)	(2,678,835)
Income tax	27,734	784,339
Net profit (loss) for the period	(96,956)	(1,894,496)
Net profit (loss) attributable to:
Group owners of parent	(184,163)	(1,958,370)
Non-controlling interest	87,207	63,874
Net income	(96,956)	(1,894,496)
Supplementary information
Depreciation, depletion and amortization	790,252	812,470
Impairment of non-current assets	2,655	(688,914)
Operating segments [member] | Refining and petrochemicals [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	19,217,323	12,394,018
Operating segments [member] | Refining and petrochemicals [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	1,928,371
Operating segments [member] | Transport and logistics [Member]
Disclosure of operating segments [line items]
Revenue	5,626,932	6,146,779
Cost of sales	(1,516,843)	(1,684,163)
Gross profit	4,110,089	4,462,616
Administration expenses	201,972	(199,171)
Operation and projects expenses	(157,506)	(177,266)
Impairment recovery of non-current assets	791	2,808
Other operating income, net	18,499	17,700
Operating income	3,769,901	4,106,687
Financial result, net
Financial income	19,060	75,669
Financial expenses	(126,177)	(261,584)
Foreign exchange (loss) gain, net	217,402	624,842
Financial result, net	110,285	438,927
Share of profits of associates and joint ventures		(2,368)
Income before tax	3,880,186	4,543,246
Income tax	(1,177,327)	(1,394,685)
Net profit (loss) for the period	2,702,859	3,148,561
Net profit (loss) attributable to:
Group owners of parent	2,161,547	2,547,158
Non-controlling interest	541,312	601,403
Net income	2,702,859	3,148,561
Supplementary information
Depreciation, depletion and amortization	597,835	648,606
Impairment of non-current assets	791	2,808
Operating segments [member] | Transport and logistics [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	1,243,946	6,146,779
Operating segments [member] | Transport and logistics [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	4,382,986
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(17,903,035)	(11,532,893)
Cost of sales	17,778,810	11,364,700
Gross profit	(124,225)	(168,193)
Administration expenses	(100,452)	128,305
Operation and projects expenses	37,815	39,617
Impairment recovery of non-current assets	0
Other operating income, net	(24)	(5)
Operating income	14,018	(276)
Financial result, net
Financial income	(143,623)	(150,685)
Financial expenses	129,595	150,961
Foreign exchange (loss) gain, net	0
Financial result, net	(14,028)	276
Share of profits of associates and joint ventures	0
Income before tax	(10)
Income tax	0
Net profit (loss) for the period	(10)
Net profit (loss) attributable to:
Group owners of parent	(10)
Non-controlling interest	0
Net income	(10)
Supplementary information
Depreciation, depletion and amortization	0
Impairment of non-current assets	0
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	87,721	$ (11,532,893)
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	$ (17,990,756)